Other Balance Sheet Accounts	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Balance Sheet Accounts
Other Balance Sheet Accounts
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Cash and bank deposits	$659,668	$163,107
U.S. treasury securities	18,968	—
Corporate securities	1,000	—
Agency securities	7,989	—
Commercial paper	29,118	2,749
Money market funds	693,596	78,564
Total cash and cash equivalents	$1,410,339	$244,420

Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Prepaid expenses	$19,702	$12,984
Accrued interest income on short-term investments	2,642	4,209
Other receivables	3,059	1,736
Other current assets	2,816	4,388
Total prepaid expenses and other current assets	$28,219	$23,317

Other receivables generally arise from transactions outside the normal operating activities of the Group. Interest may be charged at commercial rates where the terms of repayment exceed six months. Collateral is not normally required.
Other non-current assets
Other non-current assets consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Security deposits	$5,248	$4,803
Capped call transactions	99,932	—
Other non-current assets	7,041	4,466
	$112,221	$9,269

As of June 30, 2018 and 2017, the Group had certificates of deposit and time deposits totaling $3.7 million and $4.2 million which were classified as long-term and were included in security deposits. Included in the Group’s other non-current assets balance as of June 30, 2018 and 2017 were $6.6 million and $3.3 million respectively, of restricted cash used for commitments of standby letters of credit related to facility leases and were not available for the Group’s use in its operations.
Trade and other payables
Trade and other payables consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Trade payables	$17,119	$12,464
Accrued expenses	42,905	24,761
Accrued compensation and employee benefits	28,302	16,687
Retention bonus	410	1,906
Sales and indirect taxes	8,076	6,114
Operating lease payable	1,420	688
Deferred acquisition-related consideration	—	3,300
Foreign exchange forward contracts	5,213	—
Other payables	9,660	7,272
	$113,105	$73,192

Current provisions
Current provisions consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Employee benefits	$7,215	$6,162

Current provisions for employee benefits include accrued annual leave and long service leave. Long service leave covers all unconditional entitlements where employees have completed the required period of service and those where employees are entitled to pro rata payments.
Non-current provisions
Non-current provisions consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Employee benefits	$2,094	$1,415
Dilapidation provision	2,269	1,918
	$4,363	$3,333

The non-current provision for employee benefits includes long service leave as described above.
The dilapidation provision relates to certain lease arrangements for office space entered into by the Group. These lease arrangements require the Group to restore each premises to its original condition upon lease termination. Accordingly, the Group records a provision for the present value of the estimated future costs to retire long-lived assets at the expiration of these leases.
Other non-current liabilities
Other non-current liabilities consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Deferred rent	$11,777	$4,660
Notes embedded exchange derivative	202,553	—
Other non-current liabilities	655	309
	$214,985	$4,969